BLACKROCK FUNDS III

BlackRock LifePath® Index Retirement Fund

BlackRock LifePath® Index 2025 Fund

BlackRock LifePath® Index 2030 Fund

BlackRock LifePath® Index 2035 Fund

BlackRock LifePath® Index 2040 Fund

BlackRock LifePath® Index 2045 Fund

BlackRock LifePath® Index 2050 Fund

BlackRock LifePath® Index 2055 Fund

BlackRock LifePath® Index 2060 Fund

BlackRock LifePath® Index 2065 Fund

(the “Funds”)

Supplement dated June 2, 2020 to the Summary Prospectuses and the

Prospectuses of the Funds, each dated March 2, 2020, as supplemented to date

Effective immediately, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses, as applicable:

For all Funds except BlackRock LifePath® Index 2060 Fund and BlackRock LifePath® Index 2065 Fund, the section of the Summary Prospectuses entitled “Key Facts About [Fund] — Portfolio Managers” and the section of the Prospectuses entitled “Fund Overview — Key Facts About [Fund] — Portfolio Managers” are deleted in their entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Matthew O’Hara, PhD, CFA	2016	Managing Director of BlackRock, Inc.
Alan Mason	2011	Managing Director of BlackRock, Inc.
Greg Savage, CFA	2018	Managing Director of BlackRock, Inc.
Amy Whitelaw	2011	Managing Director of BlackRock, Inc.
Chris Chung, CFA	2020	Director of BlackRock, Inc.
Lisa O’Connor, CFA	2020	Managing Director of BlackRock, Inc.

The section of the Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2060 Fund — Portfolio Managers” and the section of the Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2060 Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Matthew O’Hara, PhD, CFA	2016	Managing Director of BlackRock, Inc.
Alan Mason	2016	Managing Director of BlackRock, Inc.
Greg Savage, CFA	2018	Managing Director of BlackRock, Inc.
Amy Whitelaw	2016	Managing Director of BlackRock, Inc.
Chris Chung, CFA	2020	Director of BlackRock, Inc.
Lisa O’Connor, CFA	2020	Managing Director of BlackRock, Inc.

The section of the Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2065 Fund — Portfolio Managers” and the section of the Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2065 Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Matthew O’Hara, PhD, CFA	2019	Managing Director of BlackRock, Inc.
Alan Mason	2019	Managing Director of BlackRock, Inc.
Greg Savage, CFA	2019	Managing Director of BlackRock, Inc.
Amy Whitelaw	2019	Managing Director of BlackRock, Inc.
Chris Chung, CFA	2020	Director of BlackRock, Inc.
Lisa O’Connor, CFA	2020	Managing Director of BlackRock, Inc.

The section of the Prospectuses entitled “Management of the Funds — Portfolio Managers” is deleted in its entirety and replaced with the following:

Information regarding the portfolio managers of the Funds is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares and possible conflicts of interest, is available in the SAI.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Matthew O’Hara, PhD, CFA	Jointly and primarily responsible for the day-to-day management of each Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2016[1]	Managing Director of BlackRock, Inc. since 2013; Director of BlackRock, Inc. from 2009 to 2012.
Alan Mason	Jointly and primarily responsible for the day-to-day management of each Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2011[1]	Managing Director of BlackRock, Inc. since 2009; Managing Director of Barclays Global Investors (“BGI”) from 2008 to 2009; Principal of BGI from 1996 to 2008.
Greg Savage, CFA	Jointly and primarily responsible for the day-to-day management of each Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2018[2]	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. in 2009; Principal of BGI from 2007 to 2009; Associate of BGI from 1999 to 2007.
Amy Whitelaw	Jointly and primarily responsible for the day-to-day management of each Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2011[1]	Managing Director of BlackRock, Inc. since 2013; Director of BlackRock, Inc. from 2009 to 2012; Principal of BGI from 2000 to 2009.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Chris Chung, CFA	Jointly and primarily responsible for the day-to-day management of each Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2020	Director of BlackRock, Inc. since 2015; Vice President of BlackRock, Inc. from 2011 to 2014; Associate of BlackRock, Inc. from 2009 to 2010; Associate of BGI from 2008 to 2009; Senior Manager of American Express from 2004 to 2008; research professional at the Center for Interuniversity Research and Analysis of Organizations (CIRANO) from 2002 to 2006.
Lisa O’Connor, CFA	Jointly and primarily responsible for the day-to-day management of each Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2020	Managing Director of BlackRock, Inc. since 2017; Managing Director of State Street Global Advisors from 2013 to 2017; Managing Director of Mellon Capital Management from 2001 to 2013; Director of BuySide Direct in 2000; Derivatives portfolio manager and trader at Mellon Capital Management from 1998 to 2000; Vice President of Coutts & Co. from 1996 to 1998; equity derivatives analyst from 1993 to 1996.

[1]	Dr. O’Hara, Mr. Mason and Ms. Whitelaw have been managing the LifePath Index 2060 Fund since its inception in 2016 and the LifePath Index 2065 Fund since its inception in 2019.

[2]	Mr. Savage has been managing the LifePath Index 2065 Fund since its inception in 2019.

Shareholders should retain this Supplement for future reference.

ALLPRO-LPI-0620SUP

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